Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less accumulated depreciation	36,933	32,202

Property and equipment, net	$7,877	$12,608

Property and equipment consists of the following:

	2011	2010

Machinery and equipment	$5,010	$9,770
Furniture and fixtures	12,753	19,913
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	56,730
Less: accumulated depreciation	32,202	28,381

Property and equipment, net	$12,608	$28,349